Related Parties (FY)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties
18. Related Parties
There were no related party transactions for the twelve months ended December 31, 2021. The Company leased certain office and laboratory space from an investor in the Company until May 2020 (see Note 15). Lease expense and amounts paid to the investor under the lease agreement during the twelve months ended December 31, 2020 was $0.4 million and $0.6 million, respectively. There were no amounts payable to the investor as of December 31, 2021 or 2020.